Warrant liabilities (Details Narrative)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Apr. 14, 2024 SGD ($)
Long term debt percentage bearing fixed interest rate			12.00%
Long term debt term			24 months
Accrued interest	$ 26,250	$ 19,454
Keng Kuat and Sons [Member]
Working capital			$ 50,000
Ng Jian Da [Member]
Working capital			$ 200,000